SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Redeemable Noncontrolling interest in Consolidated Joint Venture (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net income (loss) allocated to noncontrolling interest	$ 0	$ 121,000	$ 134,000
Distributions to noncontrolling interest	$ 0	$ 285,000	$ 279,000